Other Income and Expenses - Schedule of Wages and Salaries and Pension Scheme Contributions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Wages and Salaries and Pension Scheme Contributions [Abstract]
Wages and salaries	¥ 11,162	¥ 24,530	¥ 34,291
Equity-settled share-based payment expenses	1,528	4,057	15,208
Pension scheme contributions	¥ 4,371	¥ 3,284	¥ 3,933